Financial results (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Finance income	R$ 1,719	R$ 1,678	R$ 1,374
Financial expenses	(6,853)	(5,589)	(5,066)
Derivatives and exchange rate variations, net	(11,520)	511	(533)
Total	(16,654)	(3,400)	(4,225)
Interests Income [Member]
IfrsStatementLineItems [Line Items]
Finance income	1,256	1,469	1,050
Inflation Indexation Income On Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Finance income	105	51	16
Adjustment To Present Value Appropriation [Member]
IfrsStatementLineItems [Line Items]
Finance income	273	139	146
Financial expenses	(920)	(616)	(581)
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
Finance income	85	19	162
Interest Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(5,173)	(3,969)	(3,125)
Interest Expense On Leases [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(264)	(281)	(203)
Other Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(496)	(723)	(1,157)
Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Derivatives and exchange rate variations, net	1,115	(751)	(522)
Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Derivatives and exchange rate variations, net	(12,668)	1,351	(50)
Gain On Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivatives and exchange rate variations, net	66	83	636
Losses On Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivatives and exchange rate variations, net	R$ (33)	R$ (172)	R$ (597)